UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22303

John Hancock Collateral Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock MUTUAL FUNDS

John Hancock Collateral Investment Trust

QUARTERLY PORTFOLIO HOLDINGS

9.30.2010

John Hancock Collateral Investment Trust

As of 9-30-10 (Unaudited)

	Yield*	Par value	Value

Asset Backed Securities 3.57%			$246,238,427

(Cost $246,173,536)

Bank of America Auto Trust, Series 2010-1A, Class A1 (S)
02/15/11	0.262%	$729,887	729,889
Bank of America Auto Trust, Series 2010-2, Class A1
07/15/11	0.619	12,723,538	12,732,882
BMW Vehicle Lease Trust, Series 2010-1, Class A1
10/17/11	0.298	20,000,000	20,007,386
CNH Equipment Trust, Series 2010-A, Class A1
04/15/11	0.354	23,928,000	23,927,646
CNH Equipment Trust, Series 2010-B, Class A1
09/02/11	0.576	29,444,745	29,466,534
Ford Credit Auto Owner Trust, Series 2010-B, Class A1 (S)
08/15/11	0.506	29,699,284	29,720,685
Hyundai Auto Receivables Trust, Series 2010-A, Class A1
05/16/11	0.398	10,839,535	10,840,771
Hyundai Auto Receivables Trust, Series 2010-B, Class A1
09/15/11	0.371	36,000,000	35,999,446
John Deere Owner Trust, Series 2010-A, Class A1
05/16/11	0.344	39,071,925	39,070,652
Mercedes-Benz Auto Receivables Trust, Series 2010-1,
Class A1
05/13/11	0.309	16,662,968	16,664,191
Nissan Auto Lease Trust, Series 2010-A, Class A1
06/15/11	0.561	7,073,654	7,075,875
Nissan Auto Receivables Owner Trust, Series 2010-A, Class
A1
10/17/11	0.356	20,000,000	20,002,470

Commercial Paper 58.42%			$4,030,115,225

(Cost $4,030,078,605)

American Honda Finance Corp.
10/18/10 to 11/29/10	0.200 to 0.310%	149,850,000	149,811,790
Bank of America Corp.
11/01/10 to 11/16/10	0.240 to 0.240	150,000,000	149,968,500
Bank of Nova Scotia
10/13/10	0.340	45,000,000	44,997,300
Barclays US Funding LLC
10/01/10 to 10/07/10	0.150 to 0.150	345,000,000	344,994,350
BNP Paribas Finance, Inc.
10/05/10	0.200	5,000,000	4,999,900
Cafco LLC
10/05/10 to 01/12/11	0.280 to 0.500	348,200,000	348,078,687
Cargill, Inc.
10/01/10	0.170	50,000,000	50,000,000
Caterpillar Financial Services Corp.
10/05/10 to 10/06/10	0.170 to 0.180	130,000,000	129,995,350
Deutsche Bank Financial LLC
10/01/10 to 12/30/10	0.160 to 0.280	340,000,000	339,964,450

1

John Hancock Collateral Investment Trust

As of 9-30-10 (Unaudited)

	Yield*	Par value	Value

Commercial Paper (continued)

Falcon Asset Securitization Company LLC
10/04/10 to 01/06/11	0.230 to 0.270%	$231,992,000	$231,933,425
Govco LLC
10/13/10 to 12/20/10	0.230 to 0.310	332,000,000	331,862,940
International Business Machines Corp.
10/01/10	0.150	30,000,000	29,999,700
John Deere Bank SA
10/05/10	0.220	25,000,000	24,999,000
John Deere Credit Ltd.
11/10/10	0.210	7,375,000	7,373,279
John Deere, Ltd.
10/14/10	0.200	12,000,000	11,998,920
Jupiter Securitization Company LLC
10/01/10 to 11/18/10	0.200 to 0.380	245,000,000	244,966,900
Old Line Funding LLC
10/06/10 to 12/07/10	0.230 to 0.380	323,178,000	323,106,093
Procter & Gamble International Funding SCA
10/28/10	0.180	18,450,000	18,447,786
Rabobank U.S.A. Financial Corp.
10/06/10 to 10/14/10	0.320 to 0.370	150,000,000	149,993,000
Ranger Funding Company LLC
10/01/10 to 10/27/10	0.230 to 0.240	203,000,000	202,978,930
Societe Generale North America, Inc.
10/01/10 to 12/10/10	0.250 to 0.330	336,000,000	335,892,480
State Street Corp.
10/25/10 to 01/21/11	0.240 to 0.310	175,000,000	174,901,500
The Walt Disney Company
10/13/10	0.180	5,000,000	4,999,600
Toyota Motor Credit Corp.
10/14/10 to 12/03/10	0.250 to 0.400	157,920,000	157,895,715
UBS Finance (Delaware) LLC
10/04/10 to 10/21/10	0.190 to 0.385	120,000,000	119,992,650
Westpac Banking Corp.
11/29/10	0.240	50,000,000	49,968,500
Westpac Securities NZ, Ltd.
01/21/11	0.338	46,000,000	45,994,480

Corporate Interest-Bearing Obligations 27.65%			$1,907,367,606

(Cost $1,907,835,184)

Abbey National Treasury Services PLC (P)
12/10/10	0.297%	23,000,000	22,997,930
American Honda Finance Corp. (S)
12/15/10	5.125	16,500,000	16,644,375
American Honda Finance Corp. (P)(S)
06/20/11	1.041	60,000,000	60,275,580
AT&T, Inc.
03/01/11 to 03/15/11	6.250 to 7.875	127,147,903	122,115,572

2

John Hancock Collateral Investment Trust

As of 9-30-10 (Unaudited)

	Yield*	Par value	Value

Corporate Interest-Bearing Obligations (continued)

Bank of America Corp.
12/01/10 to 08/15/11	4.375 to 5.375%	$15,278,000	$15,636,980
Bank of America NA(P)
10/19/10 to 01/27/11	0.340 to 0.356	130,000,000	130,017,210
BNP Paribas Finance, Inc.
10/01/10	0.150	106,000,000	106,000,000
Caterpillar Financial Services Corp. (P)
06/24/11	1.039	35,475,000	35,670,609
General Electric Capital Corp.
10/21/10	4.875	19,075,000	19,112,330
General Electric Capital Corp. (P)
10/06/10 to 04/28/11	0.548 to 0.916	313,840,000	314,143,219
John Deere Capital Corp. (P)
06/10/11	1.043	45,870,000	46,113,845
JPMorgan Chase & Company
06/01/11 to 06/16/11	4.850 to 5.600	33,784,000	34,874,140
JPMorgan Chase & Company (P)
01/17/11 to 05/16/11	0.486 to 0.695	176,681,000	176,773,560
Merrill Lynch & Company, Inc. (P)
07/25/11	0.698	39,510,000	39,473,374
Morgan Stanley (S)
04/15/11	6.750	47,463,000	48,887,500
Morgan Stanley
01/21/11	5.050	190,573,000	193,087,611
Morgan Stanley (P)
01/18/11	0.775	34,970,000	34,969,685
Pfizer, Inc. (P)
03/15/11	2.242	20,000,000	20,174,240
Procter & Gamble International Funding SCA
08/26/11	1.350	10,000,000	10,084,840
The Bank of New York Mellon Corp.
01/14/11	4.950	7,385,000	7,477,231
The Goldman Sachs Group, Inc.
01/15/11	6.875	44,092,000	44,876,308
Wachovia Bank NA (P)
12/02/10	0.366	9,000,000	9,002,052
Wachovia Corp. (P)
03/15/11	0.412	60,593,000	60,625,841
Wells Fargo & Company
10/29/10	3.980	51,282,000	51,408,308
Wells Fargo & Company(P)
01/12/11 to 01/24/11	0.628 to 0.948	157,900,000	158,097,530
Wells Fargo Bank NA
02/01/11	6.450	17,500,000	17,826,812
Westpac Banking Corp.(P)
11/03/10 to 12/11/10	0.296 to 0.307	111,000,000	111,000,924

3

John Hancock Collateral Investment Trust

As of 9-30-10 (Unaudited)

	Yield*	Par value	Value

U.S. Government & Agency Obligations 10.66%			$735,077,489

(Cost $733,821,714)

Bank of America Corp. (J)(P)(R)
06/22/12	0.490%	$41,000,000	41,175,152
Citibank NA(J)(P)(R)
07/12/11 to 11/15/12	0.376 to 0.528	70,000,000	70,109,400
Citigroup Funding, Inc. (J)(P)(R)
03/30/12	0.589	13,000,000	13,090,675
Citigroup, Inc.(J)(P)(R)
12/09/11 to 05/07/12	0.448 to 1.058	38,340,000	38,575,626
Federal Home Loan Bank
09/22/11 to 10/07/11	0.400 to 0.450	300,000,000	299,925,000
General Electric Capital Corp.(J)(P)(R)
03/11/11 to 03/12/12	0.373 to 0.493	18,000,000	18,070,466
JPMorgan Chase & Company (J)
12/01/10	2.625	25,000,000	25,101,650
JPMorgan Chase & Company(J)(P)(R)
02/23/11 to 12/26/12	0.419 to 0.539	60,000,000	60,312,072
Morgan Stanley(J)(P)(R)
02/10/12 to 06/20/12	0.493 to 0.691	55,000,000	55,289,509
PNC Funding Corp. (J)(P)(R)
04/01/12	0.490	10,000,000	10,037,140
State Street Bank & Trust Company (J)(P)(R)
09/15/11	0.492	10,000,000	10,026,020
The Goldman Sachs Group, Inc.(J)(P)(R)
11/09/11 to 03/15/12	0.492 to 0.668	36,000,000	36,125,892
The Huntington National Bank (J)(P)(R)
06/01/12	0.697	18,000,000	18,165,276
Union Bank NA (J)(P)(R)
03/16/12	0.492	6,000,000	6,026,046
US Central Federal Credit Union (P)(R)
10/19/11	0.525	23,000,000	23,000,125
Wells Fargo & Company (J)(P)(R)
06/15/12	0.512	10,000,000	10,047,440

	Yield*	Maturity	Par value	Value

Short-Term Investments 0.08%				$5,486,000

(Cost $5,486,000)

Repurchase Agreement 0.00%				186,000

Repurchase Agreement with State Street Corp. dated 09/30/2010 at
0.010% to be repurchased at $186,000 on 10/01/2010, collateralized by $190,000 Federal Home Loan Bank, 0.250% due 01/28/2011
(valued at $190,000, including interest)			186,000	186,000

U.S. Government Agency 0.08%				5,300,000

Federal Home Loan Bank Discount Note	0.010%	10/01/10	5,300,000	5,300,000

4

John Hancock Collateral Investment Trust

As of 9-30-10 (Unaudited)

Total investments (Cost $6,923,395,039)† 100.38%	$6,924,284,747

Other assets and liabilities, net (0.38%)	($25,922,254)

Total net assets 100.00%	$6,898,362,493

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

(J)	These securities are issued under the Temporary Liquidity Guarantee and are insured by the Federal Deposit
Insurance Corporation.

(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.

(R)	Securities reset coupon rates periodically.

(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

†	At 9-30-10, the aggregate cost of investment securities for federal income tax purposes was $6,923,395,039.
Net unrealized appreciation aggregated $889,708, of which $1,618,634 related to appreciated investment securities and $728,926 related to depreciated investment securities.

5

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of September 30, 2010, by major security category or type:

			Level 2
			Significant	Level 3 Significant
	Total Market	Level 1	Observable	Unobservable
	Value at 9-30-10	Quoted Price	Inputs	Inputs

Asset Backed Securities	$246,238,427	—	$216,771,893	$29,466,534
Commercial Paper	4,030,115,225	—	4,030,115,225	—
Corporate Interest-Bearing Obligations	1,907,367,606	—	1,907,367,606	—
U.S. Government & Agency Obligations	735,077,489	—	735,077,489	—
Short-Term Investments	5,486,000	—	5,486,000	—

Total Investments in Securities	$6,924,284,747	—	$6,894,818,213	$29,466,534

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Asset Back
Securities

Balance as of 12-31-09	-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	$21,789
Net purchases (sales)	29,444,745
Transfers in and/or out of Level 3	-

Balance as of 9-30-10	$29,446,534

During the three month period ended September 30, 2010, there were no significant transfers in or out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Debt obligations, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Collateral Investment Trust.

305Q3 9/10
11/10

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Collateral Investment Trust

By:	/s/ Barry H. Evans
Barry H. Evans
President and Chief Executive Officer

Date:	November 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barry H. Evans
Barry H. Evans
President and Chief Executive Officer

Date:	November 18, 2010

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	November 18, 2010